Retirement Plans (Changes In Benefit Obligation) (Details) (USD $) In Millions	12 Months Ended
	May 29, 2011	May 30, 2010	May 31, 2009
Benefits paid	$ (13.2)	$ (0.6)	$ (1.2)
Defined Benefit Plans [Member]
Benefit obligation at beginning of period	200.2	169.7
Service cost	5.9	4.9	6.0
Interest cost	9.5	10.0	9.9
Plan amendments
Participant contributions
Benefits paid	(8.9)	(7.9)
Actuarial loss (gain)	9.1	23.5
Benefit obligation at end of period	215.8	200.2	169.7
Postretirement Benefit Plan [Member]
Benefit obligation at beginning of period	38.9	27.3
Service cost	0.9	0.6	0.7
Interest cost	2.3	1.9	1.7
Plan amendments
Participant contributions	0.4	0.1
Benefits paid	(0.7)	(0.7)
Actuarial loss (gain)	(14.8)	9.7
Benefit obligation at end of period	$ 27.0	$ 38.9	$ 27.3